Portfolio of Investments November 30, 2025
NXC
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 89.9%
X 78,539,208 MUNICIPAL BONDS - 89.9%   X –
CONSUMER STAPLES - 0.2%
$ 20,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
4 .000% 06/01/49 $ 17,303
1,265,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Capital Appreciation
Series 2021B-2
0 .000 06/01/66 136,161
15,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Revenue Bonds, Series
2022A-1
5 .000 06/01/51 15,030
TOTAL CONSUMER STAPLES 168,494
EDUCATION AND CIVIC ORGANIZATIONS - 0.5%
60,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project, Series
2016A
5 .000 07/01/46 60,008
385,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project, Series
2016C
5 .000 07/01/46 385,710
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 445,718
HEALTH CARE - 12.6%
2,590,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B
5 .000 11/15/46 2,606,571
1,000,000 California Health Facilities Financing Authority, Revenue Bonds,
Adventist Health System/West, Refunding Series 2016A
4 .000 03/01/39 975,733
1,240,000 California Health Facilities Financing Authority, Revenue Bonds,
City of Hope National Medical Center, Series 2019
4 .000 11/15/45 1,152,367
965,000 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A
4 .000 04/01/49 883,203
125,000 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2024A
5 .000 12/01/54 130,008
1,365,000 California Health Facilities Financing Authority, Revenue Bonds,
Kaiser Permanente System, Series 2017A-2
4 .000 11/01/44 1,300,569
70,000 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2014A
5 .000 10/01/38 70,079
255,000 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Series 2014B
5 .000 10/01/44 255,127
1,040,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, Adventist Health Energy Projects, Series 2024A
5 .250 07/01/54 1,062,305
450,000 California Municipal Finance Authority, Revenue Bonds,
Community Health System, Series 2021A - AGM Insured
4 .000 02/01/51 413,055
35,000 California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A
5 .000 07/01/47 35,059
130,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5 .250 11/01/41 130,482
150,000 California Municipal Financing Authority, Certificates of
Participation, Palomar Health, Series 2022A
5 .250 11/01/52 154,646
350,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .250 12/01/34 350,955
1,365,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .250 12/01/56 1,365,138
70,000 California Statewide Community Development Authority, Health
Revenue Bonds, Enloe Medical Center, Refunding Series 2022A
- AGM Insured
5 .250 08/15/52 71,947
TOTAL HEALTH CARE 10,957,244

Portfolio of Investments November 30, 2025
(continued)
NXC

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/MULTIFAMILY - 8.9%
$ 545,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Creekwood, Series 2021A
4 .000% 02/01/56 $ 364,239
590,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Glendale Properties, Junior Series
2021A-2
4 .000 08/01/47 454,283
870,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Serenity at Larkspur Apartments, Series
2020A
5 .000 02/01/50 566,018
555,856 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series 2019-2
4 .000 03/20/33 570,358
500,667 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series 2021-1
3 .500 11/20/35 497,822
85,459 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series2019-1
4 .250 01/15/35 88,485
502,987 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Social Certificates Series 2023-1
4 .375 09/20/36 520,340
660,000 (a) CMFA Special Finance Agency I, California, Essential Housing
Revenue Bonds, The Mix at Center City, Series 2021A-2
4 .000 04/01/56 505,973
225,000 (a) CMFA Special Finance Agency, California, Essential Housing
Revenue Bonds, Enclave Apartments, Senior Series 2022A-1
4 .000 08/01/58 171,031
320,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, 777 Place-Pomona, Senior Lien Series
2021A-2
3 .250 05/01/57 220,547
425,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Acacia on Santa Rosa Creek, Senior
Lien Series 2021A
4 .000 10/01/56 349,905
560,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Altana Glendale, Series 2021A-2
4 .000 10/01/56 465,566
750,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Center City Anaheim, Series 2020A
5 .000 01/01/54 683,707
540,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Moda at Monrovia Station, Social Series
2021A-2
4 .000 10/01/56 414,484
265,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Monterrey Station Apartments, Senior
Lien Series 2021A-1
3 .125 07/01/56 172,929
115,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Oceanaire-Long Beach, Social Series
2021A-2
4 .000 09/01/56 82,642
245,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Parallel-Anaheim Series 2021A
4 .000 08/01/56 220,240
50,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Pasadena Portfolio Social Bond,
Mezzanine Senior Series 2021B
4 .000 12/01/56 38,297
100,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Pasadena Portfolio Social Bond, Series
2021A-2
3 .000 12/01/56 71,382
185,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Union South Bay, Series 2021A-2
4 .000 07/01/56 151,202
160,000 (a) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Senior Lien Series 2021A-1
3 .000 06/01/47 112,515
585,000 (a) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Senior Lien Series 2021A-2
3 .125 06/01/57 353,388
600,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Senior Lien
Series 2021A-1
3 .000 12/01/49 407,198
125,000 Los Angeles Housing Authority, California, Multifamily Housing
Revenue Bonds, Clarendon Apartments, Senior Series 2024A
4 .400 12/01/54 117,230
215,000 Los Angeles Housing Authority, California, Multifamily Housing
Revenue Bonds, Clarendon Apartments, Senior Series 2024A
4 .500 12/01/59 205,308
TOTAL HOUSING/MULTIFAMILY 7,805,089

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL - 26.4%
$ 620,000 Butte-Glenn Community College District, Butte and Glenn
Counties, California, General Obligation Bonds, Election 2016
Series 2017A
5 .250% 08/01/46 $ 634,363
45,000 California State, General Obligation Bonds, Various Purpose
Series 2015
5 .000 08/01/34 45,067
1,000,000 Chaffey Joint Union High School District, San Bernardino County,
California, General Obligation Bonds, Election 2012 Series
2017C
5 .250 08/01/47 1,016,173
6,205,000 Desert Community College District, Riverside County, California,
General Obligation Bonds, Election of 2016 Series 2024
4 .000 08/01/51 5,955,102
1,000,000 Marin Healthcare District, Marin County, California, General
Obligation Bonds, 2013 Election, Series 2015A
4 .000 08/01/45 956,757
2,790,000 Natomas Unified School District, Sacramento County, California,
General Obligation Bonds, Election of 2018, Series 2020A - AGM
Insured
4 .000 08/01/49 2,700,322
7,575,000 Palomar Pomerado Health, California, General Obligation Bonds,
Convertible Capital Appreciation, Election 2004 Series 2010A
0 .000 08/01/34 4,831,614
65,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/41 60,106
1,000,000 San Benito High School District, San Benito and Santa Clara
Counties, California, General Obligation Bonds, 2016 Election
Series 2017
5 .250 08/01/46 1,020,893
8,075,000 San Bernardino Community College District, California, General
Obligation Bonds, Election of 2008 Series 2009B
0 .000 08/01/44 3,532,798
2,000,000 (b) West Hills Community College District, California, General
Obligation Bonds, School Facilities Improvement District 3, 2008
Election Series 2011 - AGM Insured
0 .000 08/01/38 2,310,979
TOTAL TAX OBLIGATION/GENERAL 23,064,174
TAX OBLIGATION/LIMITED - 9.8%
20,000 Brentwood Infrastructure Financing Authority, California,
Infrastructure Revenue Bonds, Refunding Subordinated Series
2014B
5 .000 09/02/36 20,010
50,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2016B
5 .000 09/02/46 50,173
100,000 Corona, California, Special Tax Bonds, Community Facilities
District 2018-1 Bedford, Series 2018A
5 .000 09/01/48 100,708
1,000,000 Los Angeles County Metropolitan Transportation Authority,
California, Measure R Sales Tax Revenue Bonds, Senior Series
2016A
5 .000 06/01/39 1,010,103
3,000,000 Los Angeles County Metropolitan Transportation Authority,
California, Proposition C Sales Tax Revenue Bonds, Green Senior
Lien Series 2019A
5 .000 07/01/44 3,122,130
1,000,000 Norco Redevelopment Agency, California, Tax Allocation Bonds,
Project Area 1, Series 2009
7 .000 03/01/34 1,003,334
1,118,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 1,090,012
550,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .784 07/01/58 519,238
180,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area 1,
Refunding Series 2022A-1 - AGM Insured
5 .250 09/01/52 190,623
60,000 San Francisco City and County Redevelopment Agency
Successor Agency, California, Special Tax Bonds, Community
Facilities District 7, Hunters Point Shipyard Phase One
Improvements, Refunding Series 2014
5 .000 08/01/39 60,094
5,000 Signal Hill Redevelopment Agency, California, Project 1 Tax
Allocation Bonds, Series 2011
7 .000 10/01/26 5,015
1,285,000 Stockton Public Financing Authority, California, Revenue Bonds,
Arch Road East Community Facility District 99-02, Series 2018A
5 .000 09/01/28 1,325,279
60,000 Transbay Joint Powers Authority, California, Tax Allocation Bonds,
Senior Green Series 2020A
5 .000 10/01/45 60,405
TOTAL TAX OBLIGATION/LIMITED 8,557,124

Portfolio of Investments November 30, 2025
(continued)
NXC

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION - 11.4%
$ 60,000 California Municipal Finance Authority, Special Facility Revenue
Bonds, United Airlines, Inc. Los Angeles International Airport
Project, Series 2019, (AMT)
4 .000% 07/15/29 $ 60,482
1,860,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding & Subordinate
Series 2022C, (AMT)
4 .000 05/15/40 1,852,527
1,525,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2022A, (AMT)
5 .000 05/15/45 1,579,045
3,250,000 Riverside County Transportation Commission, California, Toll
Revenue Senior Lien Bonds, RCTC 91 Express Lanes, Refunding
Series 2021B-1
4 .000 06/01/39 3,275,624
305,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, International Senior Series 2023B, (AMT)
5 .000 07/01/53 313,533
1,000,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2021B, (AMT)
5 .000 07/01/46 1,023,961
1,400,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2023C, (AMT)
5 .500 05/01/40 1,558,567
90,000 San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Refunding Senior Lien Toll Road Revenue
Bonds, Series 2021A
4 .000 01/15/50 82,802
240,000 San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding Junior
Lien Series 2014B
5 .250 01/15/44 240,110
TOTAL TRANSPORTATION 9,986,651
U.S. GUARANTEED - 0.5% (c)
410,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B, (Pre-
refunded 11/15/26)
5 .000 11/15/46 419,835
35,000 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A, (Pre-refunded 4/01/30)
4 .000 04/01/49 37,263
TOTAL U.S. GUARANTEED 457,098
UTILITIES - 19.6%
1,840,000 (d) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2025C, (Mandatory Put
10/01/33)
5 .000 12/01/55 1,960,147
375,000 (a) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside LP
Desalination Project, Series 2012, (AMT)
5 .000 07/01/37 375,173
1,160,000 (a) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside LP
Desalination Project, Series 2012, (AMT)
5 .000 11/21/45 1,160,005
645,000 Long Beach Bond Finance Authority, California, Natural Gas
Purchase Revenue Bonds, Series 2007A
5 .500 11/15/37 768,028
3,000,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2017C
5 .000 07/01/47 3,026,004
2,000,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2020B
5 .000 07/01/40 2,111,492
285,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025A - BAM Insured
5 .000 07/01/53 297,488
2,900,000 Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Series 2017A
4 .000 07/01/47 2,764,777
1,000,000 Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Series 2018B
5 .000 07/01/38 1,038,861
250,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5 .000 07/01/47 246,096
2,050,000 Sacramento County Sanitation Districts Financing Authority,
California, Revenue Bonds, Sacramento Regional County
Sanitation District, Series 2020A
5 .000 12/01/50 2,128,969

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 1,070,000 (d) San Joaquin Valley Clean Energy Authority, California, Clean
Energy Project Revenue Bonds, Green Series 2025A, (Mandatory
Put 7/01/35)
5 .500% 01/01/56 $ 1,220,576
TOTAL UTILITIES 17,097,616
TOTAL MUNICIPAL BONDS
(Cost $78,200,806) 78,539,208
TOTAL LONG-TERM INVESTMENTS
(Cost $78,200,806) 78,539,208
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  6.3%
X 5,500,000 MUNICIPAL BONDS - 6.3%   X –
TAX OBLIGATION/GENERAL - 1.7%
$ 1,500,000 (e) California State, General Obligation Bonds, Variable Rate Weekly
Rate Period, Series 2024C-3
2 .050 05/01/48 $ 1,500,000
TOTAL TAX OBLIGATION/GENERAL 1,500,000
UTILITIES - 4.6%
4,000,000 (e) Orange County Water District, California, Revenue Certificates of
Participation, Adjustable Rate Series 2003A
2 .000 08/01/42 4,000,000
TOTAL UTILITIES 4,000,000
TOTAL MUNICIPAL BONDS
(Cost $5,500,000) 5,500,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,500,000) 5,500,000
TOTAL INVESTMENTS - 96.2%
(Cost $83,700,806) 84,039,208
OTHER ASSETS & LIABILITIES, NET - 3.8% 3,289,433
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 87,328,641
AMT Alternative Minimum Tax
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $8,919,096 or 10.6% of Total Investments.
(b) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(e) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Portfolio of Investments November 30, 2025
(continued)
NXC

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
NXC
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 78,539,208 $ – $ 78,539,208
Short-Term Investments:
Municipal Bonds – 5,500,000 – 5,500,000
Total $ – $ 84,039,208 $ – $ 84,039,208